Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator ²			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹ ²			Demand Withdrawn			Demand Rejected
Asset Class: RMBS

			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-14
CIK # Not Applicable
		HUD	788	$99,618,515.61	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	609	$76,675,879.95	76.97%	0	$0.00	0.00%	0	$0.00	0.00%
Total			788	$99,618,515.61	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	609	$76,675,879.95	76.97%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q32014 filing 609 assets were Subject of Demand and were Pending Repurchase or Replacement (within cure period). As of 12/31/2014 the assets were outside of the cure period and therefore being reported in Dispute. The seller and purchaser continue to work towards resolution.
²	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.